Labor and Social Obligations - Restricted Stock Units (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) shares
Labor and Social Obligations
Outstanding at the beginning	337,185
Granted	73,085
Restricted stocks units transferred | shares	(203,622)
Effectively forfeited	(45,417)
Outstanding at the end	161,231
Restricted stock units
Labor and Social Obligations
Granted	656,860
Outstanding at the end	161,231
Total compensation expense	R$ 48,852
Total compensation expense, principal amount	15,469
Total compensation expense, taxes and contributions amount	R$ 33,383